INCOME TAX - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Transportation revenue (in percent)	50.00%
IRS
Operating Loss Carryforwards [Line Items]
Revenue tax	$ 0	$ 0	$ 0